SCHEDULE OF LONG TERM LOANS (Details) - USD ($)		Mar. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Short-Term Debt [Line Items]
Weighted Average Interest Rate		1.20%	[1]	1.20%	[2]
Weighted Average Years to Maturity		2 years 7 months 6 days	[1]	2 years 10 months 28 days	[2]
Total long-term loans		$ 6,864,995		$ 6,599,506		$ 1,218,939
Less: current portion		(66,950)		(96,824)		(156,217)
Non-current portion		$ 6,798,045		$ 6,502,682		1,062,722
Guaranteed Loans [Member]
Short-Term Debt [Line Items]
Weighted Average Interest Rate		1.20%	[1]	1.19%	[2]
Weighted Average Years to Maturity		2 years 7 months 6 days	[1]	2 years 10 months 28 days	[2]
Total long-term loans		$ 6,864,995		$ 6,563,764		864,417
Guaranteed Loans [Member] | Fixed Rate Loans [Member]
Short-Term Debt [Line Items]
Variable rate loans				$ 185,766		575,191
Weighted Average Interest Rate		0.02%	[1]	0.04%	[2]
Weighted Average Years to Maturity		10 days	[1]	29 days	[2]
Total long-term loans		$ 86,317		$ 90,274
Guaranteed Loans [Member] | Variable Rate Loans [Member]
Short-Term Debt [Line Items]
Variable rate loans				$ 6,377,998		289,226
Weighted Average Interest Rate		1.18%	[1]	1.15%	[2]
Weighted Average Years to Maturity		2 years 7 months 17 days	[1]	2 years 9 months 29 days	[2]
Total long-term loans		$ 6,778,678		$ 6,473,490
Unsecured Loans [Member]
Short-Term Debt [Line Items]
Weighted Average Interest Rate			[1]	0.01%	[2]
Weighted Average Years to Maturity	[2]			0 years
Total long-term loans				$ 35,742		354,522
Unsecured Loans [Member] | Fixed Rate Loans [Member]
Short-Term Debt [Line Items]
Weighted Average Interest Rate			[1]	0.01%	[2]
Weighted Average Years to Maturity	[2]			0 years
Total long-term loans				$ 35,742		$ 354,522

[1]	Pertained to information for loans outstanding as of March 31, 2025.
[2]	Pertained to information for loans outstanding as of December 31, 2024.